Income Taxes - Summary of Movements in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	$ 510	$ 422	$ 53
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	667	443	196
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	62	(22)	1
Unrealized foreign exchange on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	73	(86)	28
Unrealized risk management activities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	(14)	(1)	0
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	(73)	(279)	(292)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	(67)	26	(3)
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	6	(4)	2
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	47	381	235
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	0	(54)	(2)
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	(28)	4	1
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	139	58	86
Taxable PRT for corporate income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	(377)	(98)	(214)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense	$ 75	$ 54	$ 15